Issued Capital - Schedule of Movements in Ordinary Share Capital (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements in Ordinary Share Capital [Abstract]
Ordinary shares – fully paid, Share	9,651,102		8,118,075	7,371,807
Ordinary shares – fully paid, Amount				$ 25,298,909
Shares issued to existing shareholders, Shares				746,268
Shares issued to existing shareholders, Amount				$ 1.91776
Shares issued to existing shareholders, Issue price	$ 7,913,463			$ 1,431,162
Share capital raising costs, Shares
Share capital raising costs, Issue price	$ (1,862,392)			$ (121,844)
Ordinary shares – fully paid, Share	8,118,075	7,371,807	7,371,807	8,118,075
Ordinary shares – fully paid, Amount	$ 33,594,053		$ 26,608,227	$ 26,608,227
Ordinary shares – fully paid, Share	9,651,102		8,118,075	7,371,807